Performance Management - Rareview 2X Bull Cryptocurrency & Precious Metals ETF	Feb. 05, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Since the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	Since the Fund has not yet launched, the performance section is omitted.